Cover	Apr. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	001-39775
Entity Registrant Name	ContextLogic Inc.
Entity Central Index Key	0001822250
Entity Tax Identification Number	27-2930953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2648 International Blvd.
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94601
City Area Code	(415)
Local Phone Number	965-8476
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.0001 par value
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	WISH
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ